Summary of Option Activity (Detail) (2011 Stock Plan, USD $)	1 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2012
2011 Stock Plan
Number of shares under option
Outstanding - January 1, 2012			2,788,596
Granted	1,294,840	1,329,710	1,294,840
Exercised
Cancelled
Forfeited or expired			(107,798)
Outstanding - December 31, 2012			3,975,638
Exercisable - December 31, 2012			1,121,429
Weighted-Average Exercise Price
Outstanding - January 1, 2012			$ 10.00
Granted			$ 10.12
Exercised
Cancelled
Forfeited or expired			$ 10.00
Outstanding - December 31, 2012			$ 10.04
Exercisable - December 31, 2012			$ 10.00
Weighted Average Remaining Contractual Term (in years)
Outstanding - December 31, 2012			8 years 1 month 6 days
Exercisable - December 31, 2012			7 years 3 months 18 days
Aggregate intrinsic value
Outstanding - December 31, 2012
Exercisable - December 31, 2012